Supplemental condensed consolidating financial information - Cash Flow (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	$ 292	$ 576
Net income/(loss)	220	397
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	30	(8)
Depreciation, depletion and amortization	206	189
Deferred taxation	15	102
Other non cash items	(136)	(98)
Net (decrease)/increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	3	22
Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	0	0
Receivables	16	(56)
Inventories	(22)	(23)
Accounts payable and other current liabilities	(40)	51
Net cash (used)/generated in investing activities	(514)	(381)
Increase in non-current investments	(182)	(84)
Net associates and equity accounted joint ventures loans advanced		(15)
Additions to property, plant and equipment	(348)	(312)
Interest capitalized and paid	(4)	(2)
Expenditure on intangible assets	(13)	(7)
Proceeds on sale of mining assets	0	1
Proceeds on sale of investments	27	36
Proceeds on disposal of subsidiary	1	0
Proceeds on disposal of associates and equity accounted joint ventures	5	20
Change in restricted cash	0	(18)
Net cash generated/(used) by financing activities	20	(113)
Repayments of debt	(95)	(4)
Proceeds from debt	146	0
Debt issue costs	(5)	(8)
Dividends (paid)/received	(26)	(101)
Net increase/(decrease) in cash and cash equivalents	(202)	82
Effect of exchange rate changes on cash	(10)	22
Cash and cash equivalents - January 1,	892	1,112
Cash and cash equivalents - March 31,	680	1,216
Parent Company [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	113	108
Net income/(loss)	212	384
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	(1)	5
Depreciation, depletion and amortization	67	80
Deferred taxation	13	5
Other non cash items	(223)	(404)
Net (decrease)/increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	(1)	20
Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	93	39
Receivables	6	(18)
Inventories	13	(8)
Accounts payable and other current liabilities	(66)	5
Net cash (used)/generated in investing activities	(97)	(108)
Increase in non-current investments	0	0
Net associates and equity accounted joint ventures loans advanced		0
Additions to property, plant and equipment	(96)	(103)
Interest capitalized and paid	0	0
Expenditure on intangible assets	(7)	(5)
Proceeds on sale of mining assets		0
Proceeds on sale of investments	0	0
Proceeds on disposal of subsidiary	1
Proceeds on disposal of associates and equity accounted joint ventures	5	0
Change in restricted cash		0
Net cash generated/(used) by financing activities	(71)	(111)
Repayments of debt	(91)	0
Issuance of stock	15	0
Proceeds from debt	35
Debt issue costs	0	0
Dividends (paid)/received	(30)	(111)
Net increase/(decrease) in cash and cash equivalents	(55)	(111)
Effect of exchange rate changes on cash	(7)	18
Cash and cash equivalents - January 1,	98	388
Cash and cash equivalents - March 31,	36	295
Iomco [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	(198)	(38)
Net income/(loss)	(6)	165
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	1	9
Depreciation, depletion and amortization	0	0
Deferred taxation	0	0
Other non cash items	(16)	(190)
Net (decrease)/increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	0	0
Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	(182)	(35)
Receivables	0	(1)
Inventories	0	0
Accounts payable and other current liabilities	5	14
Net cash (used)/generated in investing activities	(134)	(21)
Increase in non-current investments	(134)	(41)
Net associates and equity accounted joint ventures loans advanced		0
Additions to property, plant and equipment	0	0
Interest capitalized and paid	0	0
Expenditure on intangible assets	0	0
Proceeds on sale of mining assets		0
Proceeds on sale of investments	0	0
Proceeds on disposal of subsidiary	0
Proceeds on disposal of associates and equity accounted joint ventures	0	20
Change in restricted cash		0
Net cash generated/(used) by financing activities	152	122
Repayments of debt	0	0
Issuance of stock	50	77
Proceeds from debt	0
Debt issue costs	(5)	0
Dividends (paid)/received	107	45
Net increase/(decrease) in cash and cash equivalents	(180)	63
Effect of exchange rate changes on cash	(1)	0
Cash and cash equivalents - January 1,	537	458
Cash and cash equivalents - March 31,	356	521
Non Guarantor Subsidiaries [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	395	526
Net income/(loss)	189	321
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	26	24
Depreciation, depletion and amortization	139	109
Deferred taxation	2	97
Other non cash items	(50)	(3)
Net (decrease)/increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	4	2
Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	89	(4)
Receivables	10	(37)
Inventories	(35)	(15)
Accounts payable and other current liabilities	21	32
Net cash (used)/generated in investing activities	(283)	(252)
Increase in non-current investments	(48)	(43)
Net associates and equity accounted joint ventures loans advanced		(15)
Additions to property, plant and equipment	(252)	(209)
Interest capitalized and paid	(4)	(2)
Expenditure on intangible assets	(6)	(2)
Proceeds on sale of mining assets		1
Proceeds on sale of investments	27	36
Proceeds on disposal of subsidiary	0
Proceeds on disposal of associates and equity accounted joint ventures	0	0
Change in restricted cash		(18)
Net cash generated/(used) by financing activities	(79)	(144)
Repayments of debt	(4)	(4)
Issuance of stock	(65)	(77)
Proceeds from debt	111
Debt issue costs	0	(8)
Dividends (paid)/received	(121)	(55)
Net increase/(decrease) in cash and cash equivalents	33	130
Effect of exchange rate changes on cash	(2)	4
Cash and cash equivalents - January 1,	257	266
Cash and cash equivalents - March 31,	288	400
Consolidation Eliminations [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	(18)	(20)
Net income/(loss)	(175)	(473)
Reconciled to net cash provided by/(used) in operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	4	(46)
Depreciation, depletion and amortization	0	0
Deferred taxation	0	0
Other non cash items	153	499
Net (decrease)/increase in provision for environmental rehabilitation, pension and other post-retirement medical benefits	0	0
Effect of changes in operating working capital items:
Net movement inter-group receivables and payables	0	0
Receivables	0	0
Inventories	0	0
Accounts payable and other current liabilities	0	0
Net cash (used)/generated in investing activities	0	0
Increase in non-current investments	0	0
Net associates and equity accounted joint ventures loans advanced		0
Additions to property, plant and equipment	0	0
Interest capitalized and paid	0	0
Expenditure on intangible assets	0	0
Proceeds on sale of mining assets		0
Proceeds on sale of investments	0	0
Proceeds on disposal of subsidiary	0
Proceeds on disposal of associates and equity accounted joint ventures	0	0
Change in restricted cash		0
Net cash generated/(used) by financing activities	18	20
Repayments of debt	0	0
Issuance of stock	0	0
Proceeds from debt	0
Debt issue costs	0	0
Dividends (paid)/received	18	20
Net increase/(decrease) in cash and cash equivalents	0	0
Effect of exchange rate changes on cash	0	0
Cash and cash equivalents - January 1,	0	0
Cash and cash equivalents - March 31,	$ 0	$ 0